Equity - Each Component of Other Comprehensive Income and Related Tax Effect Including Non-controlling Interests (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Items that will not be reclassified to profit or loss, Before-tax:
Remeasurements of defined benefit plans, Net changes, Before-tax	¥ (30,696)	¥ 7,192	¥ 153,785
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Before-tax	(27,034)	(26,279)	76,909
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Before-tax	8,976	294	1,862
Items that may be reclassified subsequently to profit or loss, Before-tax:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Amount incurred during the year, Before-tax	149	(444)	(915)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Reclassification to profit or loss, Before-tax	(78)	(166)	39
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Before-tax	71	(610)	(876)
Exchange differences on translating foreign operations, Amount incurred during the year, Before-tax	880,235	427,650	680,724
Exchange differences on translating foreign operations, Reclassification to profit or loss, Before-tax	(5,185)	(4,690)
Exchange differences on translating foreign operations, Net changes, Before-tax	875,050	422,960	680,724
Share of other comprehensive income of investments accounted for using the equity method, Amount incurred during the year, Before-tax	57,139	32,436	79,484
Share of other comprehensive income of investments accounted for using the equity method, Reclassification to profit or loss, Before-tax	64	(102)	(65)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Before-tax	57,203	32,334	79,419
Total other comprehensive income, Before-tax	883,570	435,891	991,823
Items that will not be reclassified to profit or loss, Tax benefit (expense):
Remeasurements of defined benefit plans, Net changes, Tax benefit (expense)	11,765	(3,842)	(36,743)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Tax benefit (expense)	1,565	7,814	(18,274)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Tax benefit (expense)	(676)	(2)	(76)
Items that may be reclassified subsequently to profit or loss, Tax benefit (expense):
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Amount incurred during the year, Tax benefit (expense)	(83)	98	203
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Reclassification to profit or loss, Tax benefit (expense)	68	38	(9)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Tax benefit (expense)	(15)	136	194
Exchange differences on translating foreign operations, Amount incurred during the year, Tax benefit (expense)	(2,727)	(1,612)
Exchange differences on translating foreign operations, Reclassification to profit or loss, Tax benefit (expense)	2,727	1,612
Exchange differences on translating foreign operations, Net changes, Tax benefit (expense)
Share of other comprehensive income of investments accounted for using the equity method, Amount incurred during the year, Tax benefit (expense)	(2,850)	(1,905)	(1,972)
Share of other comprehensive income of investments accounted for using the equity method, Reclassification to profit or loss, Tax benefit (expense)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Tax benefit (expense)	(2,850)	(1,905)	(1,972)
Total other comprehensive income, Tax benefit (expense)	9,789	2,201	(56,871)
Items that will not be reclassified to profit or loss, Net-of-tax:
Remeasurements of defined benefit plans, Net changes, Net-of-tax	(18,931)	3,350	117,042
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Net-of-tax	(25,469)	(18,465)	58,635
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Net-of-tax	8,300	292	1,786
Items that may be reclassified subsequently to profit or loss, Net-of-tax:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Amount incurred during the year, Net-of-tax	66	(346)	(712)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Reclassification to profit or loss, Net-of-tax	(10)	(128)	30
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Net-of-tax	56	(474)	(682)
Exchange differences on translating foreign operations, Amount incurred during the year, Net-of-tax	877,508	426,038	680,724
Exchange differences on translating foreign operations, Reclassification to profit or loss, Net-of-tax	(2,458)	(3,078)
Exchange differences on translating foreign operations, Net changes, Net-of-tax	875,050	422,960	680,724
Share of other comprehensive income of investments accounted for using the equity method, Amount incurred during the year, Net-of-tax	54,289	30,531	77,512
Share of other comprehensive income of investments accounted for using the equity method, Reclassification to profit or loss, Net-of-tax	64	(102)	(65)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Net-of-tax	54,353	30,429	77,447
Total other comprehensive income, net of tax	¥ 893,359	¥ 438,092	¥ 934,952